Non-Mineral Leases - Balance Sheet Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Finance Lease, Liability Total	$ 720
Operating Lease, Liability	932
Short Term Debt [Member]
Finance Lease, Liability Total	87	[1]
Other Liabilities and deferred credits [Member]
Operating Lease, Liability	585
Other Accruals [Member]
Operating Lease, Liability	347
Long Term Debt Location [Member]
Finance Lease, Liability Total	$ 633	[1]

[1]	Short-term debt and long-term debt include proportionately consolidated finance lease liabilities of $ 56 million and $ 579 million, respectively.